Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Future Amortization Expense

Fiscal Years Ending December 31,	Total Amortization
(unaudited)
2017 (three months remaining)	$13
2018	54
2019	32
2020	9
2021	8
Later years	32
$148

Fiscal Years ending December 31,	Total Amortization

2017	$54
2018	54
2019	32
2020	9
2021	8
Later years	32
$189

Summary of Activity Related to Warranty Liability Included in Other Current Liabilities

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
Beginning balance	$589	$540	$584	$599
Warranty accruals	(17)	(105)	118	3
Warranty claims	(8)	(23)	(138)	(190)
Ending balance	$564	$412	$564	$412

	Year Ended
	December 31,
	2016	2015

Beginning balance	$599	$663
Warranty accruals	375	455
Warranty claims	(390)	(519)
Ending balance	$584	$599

Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
Net loss	$(2,992)	$(2,430)	$(7,261)	$(4,581)
Income allocated to participating securities	—	—	—	—
Loss allocated to common shares	$(2,992)	$(2,430)	$(7,261)	$(4,581)

Weighted average common shares outstanding - Basic	34,972,589	30,292,166	33,214,262	29,689,458
Dilutive effect of stock options	—	—	—	—
Weighted average common shares outstanding - Diluted	34,972,589	30,292,166	33,214,262	29,689,458

Net loss per share:
Basic	$(0.09)	$(0.08)	$(0.22)	$(0.15)
Diluted	$(0.09)	$(0.08)	$(0.22)	$(0.15)

Schedule of Potentially Dilutive Common Stock Equivalents

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
Options	5,142,448	5,010,993	5,142,448	5,010,993
Warrants	5,081,449	3,331,449	5,081,449	3,331,449
Convertible preferred stock	7,545,333	7,545,333	7,545,333	7,545,333
Total potentially dilutive common stock equivalents	17,769,230	15,887,775	17,769,230	15,887,775

	For the Year Ended December 31,
	2016	2015

Options	5,055,741	4,218,139
Warrants	3,331,449	2,600,000
Convertible preferred stock	7,545,333	7,545,333
Total potentially dilutive common stock equivalents	15,932,523	14,363,472